Asset Retirement Obligation Disclosure: Schedule of Change in Asset Retirement Obligation (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Asset retirement obligation	$ 4,141	$ 4,123
Environmental rehabilitation provision, oil and gas
Asset retirement obligation	$ 4,141	$ 4,123